Trading Activities and Related Risks (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Total	$ 18,375,529	$ 27,977,927
% of Partners' Capital (Net Asset Value) (in percent)	54.75%	55.95%
United States
Schedule of Investments [Line Items]
Total	15,823,079	22,053,582
% of Partners' Capital (Net Asset Value) (in percent)	47.15%	44.11%
Netherlands
Schedule of Investments [Line Items]
Total	708,392	1,279,797
% of Partners' Capital (Net Asset Value) (in percent)	2.11%	2.56%
Japan
Schedule of Investments [Line Items]
Total	449,870	1,005,288
% of Partners' Capital (Net Asset Value) (in percent)	1.34%	2.01%
Canada
Schedule of Investments [Line Items]
Total	302,572	1,078,648
% of Partners' Capital (Net Asset Value) (in percent)	0.90%	2.16%
France
Schedule of Investments [Line Items]
Total	249,960	660,896
% of Partners' Capital (Net Asset Value) (in percent)	0.74%	1.32%
United Kingdom
Schedule of Investments [Line Items]
Total	315,637	500,321
% of Partners' Capital (Net Asset Value) (in percent)	0.94%	1.00%
Denmark
Schedule of Investments [Line Items]
Total	225,905	222,058
% of Partners' Capital (Net Asset Value) (in percent)	0.67%	0.44%
British Virgin Islands
Schedule of Investments [Line Items]
Total	200,115
% of Partners' Capital (Net Asset Value) (in percent)	0.60%
Singapore
Schedule of Investments [Line Items]
Total	99,999	249,982
% of Partners' Capital (Net Asset Value) (in percent)	0.30%	0.50%
Multi-national
Schedule of Investments [Line Items]
Total		450,381
% of Partners' Capital (Net Asset Value) (in percent)		0.90%
Australia
Schedule of Investments [Line Items]
Total		226,942
% of Partners' Capital (Net Asset Value) (in percent)		0.45%
Germany
Schedule of Investments [Line Items]
Total		250,032
% of Partners' Capital (Net Asset Value) (in percent)		0.50%
U.S. Treasury Securities
Schedule of Investments [Line Items]
Total	8,395,413	5,494,988
% of Partners' Capital (Net Asset Value) (in percent)	25.02%	10.99%
U.S. Treasury Securities | United States
Schedule of Investments [Line Items]
Total	8,395,413	5,494,988
U.S. Treasury Securities | Netherlands
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Japan
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Canada
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | France
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | United Kingdom
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Denmark
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | British Virgin Islands
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Singapore
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Multi-national
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Australia
Schedule of Investments [Line Items]
Total
U.S. Treasury Securities | Germany
Schedule of Investments [Line Items]
Total
Commercial Paper
Schedule of Investments [Line Items]
Total	2,299,673	3,474,435
% of Partners' Capital (Net Asset Value) (in percent)	6.85%	6.95%
Commercial Paper | United States
Schedule of Investments [Line Items]
Total	1,499,844	2,024,710
Commercial Paper | Netherlands
Schedule of Investments [Line Items]
Total
Commercial Paper | Japan
Schedule of Investments [Line Items]
Total	449,870	249,997
Commercial Paper | Canada
Schedule of Investments [Line Items]
Total		199,980
Commercial Paper | France
Schedule of Investments [Line Items]
Total	249,960	249,943
Commercial Paper | United Kingdom
Schedule of Investments [Line Items]
Total		249,898
Commercial Paper | Denmark
Schedule of Investments [Line Items]
Total
Commercial Paper | British Virgin Islands
Schedule of Investments [Line Items]
Total
Commercial Paper | Singapore
Schedule of Investments [Line Items]
Total	99,999	249,982
Commercial Paper | Multi-national
Schedule of Investments [Line Items]
Total		249,925
Commercial Paper | Australia
Schedule of Investments [Line Items]
Total
Commercial Paper | Germany
Schedule of Investments [Line Items]
Total
Corporate Notes
Schedule of Investments [Line Items]
Total	7,429,713	16,049,322
% of Partners' Capital (Net Asset Value) (in percent)	22.14%	32.09%
Corporate Notes | United States
Schedule of Investments [Line Items]
Total	5,677,092	11,826,537
Corporate Notes | Netherlands
Schedule of Investments [Line Items]
Total	708,392	1,279,797
Corporate Notes | Japan
Schedule of Investments [Line Items]
Total		503,456
Corporate Notes | Canada
Schedule of Investments [Line Items]
Total	302,572	878,668
Corporate Notes | France
Schedule of Investments [Line Items]
Total		410,953
Corporate Notes | United Kingdom
Schedule of Investments [Line Items]
Total	315,637	250,423
Corporate Notes | Denmark
Schedule of Investments [Line Items]
Total	225,905	222,058
Corporate Notes | British Virgin Islands
Schedule of Investments [Line Items]
Total	200,115
Corporate Notes | Singapore
Schedule of Investments [Line Items]
Total
Corporate Notes | Multi-national
Schedule of Investments [Line Items]
Total		200,456
Corporate Notes | Australia
Schedule of Investments [Line Items]
Total		226,942
Corporate Notes | Germany
Schedule of Investments [Line Items]
Total		250,032
Certificates of Deposit
Schedule of Investments [Line Items]
Total	250,730	2,306,370
% of Partners' Capital (Net Asset Value) (in percent)		4.61%
Certificates of Deposit | United States
Schedule of Investments [Line Items]
Total	250,730	2,054,535
Certificates of Deposit | Netherlands
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Japan
Schedule of Investments [Line Items]
Total		251,835
Certificates of Deposit | Canada
Schedule of Investments [Line Items]
Total
Certificates of Deposit | France
Schedule of Investments [Line Items]
Total
Certificates of Deposit | United Kingdom
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Denmark
Schedule of Investments [Line Items]
Total
Certificates of Deposit | British Virgin Islands
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Singapore
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Multi-national
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Australia
Schedule of Investments [Line Items]
Total
Certificates of Deposit | Germany
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes
Schedule of Investments [Line Items]
Total		652,812
% of Partners' Capital (Net Asset Value) (in percent)		1.31%
U.S. Government Sponsored Enterprise Notes | United States
Schedule of Investments [Line Items]
Total		652,812
U.S. Government Sponsored Enterprise Notes | Netherlands
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Japan
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Canada
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | France
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | United Kingdom
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Denmark
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Singapore
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Multi-national
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Australia
Schedule of Investments [Line Items]
Total
U.S. Government Sponsored Enterprise Notes | Germany
Schedule of Investments [Line Items]
Total